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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment / /; Amendment Number:
     This Amendment (Check only one):       / /   is a restatement.
                                            / /   adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             Attractor Investment Management Inc.
Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison        Burlingame, California        November 14, 2000


Report Type (Check only one):

/X/ 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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Report Summary:

Number of Other Included Managers:                                          0

Form 13F Information Table Entry Total:                                     6

Form 13F Information Table Value Total:                               $17,253
                                                                  (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:                              None

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                                               FORM 13F INFORMATION TABLE

                                        TITLE OF                        VALUE         SHRS OR       SH/        PUT/
NAME OF ISSUER                           CLASS            CUSIP        X($1000)       PRN AMT       PRN        CALL
--------------                           -----            -----        --------       -------       ---        ----
Broadbase Software, Inc.                  COM             11130R100       3235          238494       SH

Garden.com, Inc.                          COM             365199108       1278         1409682       SH

Internet Pictures Corporation             COM             45839N101       6325         1163208       SH

Marimba, Inc.                             COM             56781Q109        855           70000       SH

Netzero, Inc.                             COM             64122R109       3557         1674000       SH

Software Technologies Corp.               COM             834040107       2003           87500       SH


                                                                                     VOTING AUTHORITY
                                              INVESTMENT        OTHER                ----------------
NAME OF ISSUER                                DISCRETION       MANAGERS         SOLE        SHARED       NONE
--------------                                ----------       --------         ----        ------       ----
Broadbase Software, Inc.                         SOLE            N/A            238494

Garden.com, Inc.                                 SOLE            N/A           1409682

Internet Pictures Corporation                    SOLE            N/A           1163208

Marimba, Inc.                                    SOLE            N/A             70000

Netzero, Inc.                                    SOLE            N/A           1674000

Software Technologies Corp.                      SOLE            N/A             87500

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